Segment Information - Summary of Reconciliation of Reportable Segment Revenues (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Revenues	¥ 850,475	¥ 857,532	¥ 751,563
Segment profit	41,626	68,659	41,743
Finance income	1,363	1,146	1,076
Finance costs	(3,429)	(4,235)	(1,334)
Profit for the year before income tax under IFRS	39,560	65,570	41,485
Depreciation and amortization	45,335	36,924	33,381
Capital expenditures	61,233	75,585	48,886
Segment assets	711,328	701,187
Segment liabilities	300,262	275,390
External [member]
Disclosure of operating segments [line items]
Revenues	850,475	857,532	751,563
IFRS adjustments [member]
Disclosure of operating segments [line items]
Revenues	(858)	(786)	(1,700)
Segment profit	(8,015)	(3,248)	(2,631)
Depreciation and amortization	1,147	919	305
Capital expenditures	8,305	(569)	1,229
Segment assets	35,610	29,388
Segment liabilities	19,906	19,464
IFRS adjustments [member] | External [member]
Disclosure of operating segments [line items]
Revenues	(858)	(786)	(1,700)
Consolidated under Japanese GAAP [member]
Disclosure of operating segments [line items]
Revenues	851,333	858,318	753,263
Segment profit	49,641	71,907	44,374
Depreciation and amortization	44,188	36,005	33,076
Capital expenditures	52,928	76,154	47,657
Segment assets	675,718	671,799
Segment liabilities	280,356	255,926
Consolidated under Japanese GAAP [member] | External [member]
Disclosure of operating segments [line items]
Revenues	851,333	858,318	753,263
Consolidated under Japanese GAAP [member] | Adjustments [member]
Disclosure of operating segments [line items]
Revenues	(76,265)	(75,985)	(66,817)
Segment profit	(40)	(1,392)	(22)
Depreciation and amortization	37	25	10
Capital expenditures	25	60	50
Segment assets	(135,955)	(76,036)
Segment liabilities	(60,758)	(46,590)
Consolidated under Japanese GAAP [member] | Adjustments [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Revenues	(76,265)	(75,985)	(66,817)
Consolidated under Japanese GAAP [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Revenues	900,359	908,147	794,698
Segment profit	48,251	71,598	43,511
Depreciation and amortization	43,695	35,527	32,685
Capital expenditures	52,340	75,431	47,114
Segment assets	767,615	709,146
Segment liabilities	303,295	270,492
Consolidated under Japanese GAAP [member] | Reportable segments [member] | External [member]
Disclosure of operating segments [line items]
Revenues	839,088	846,337	741,135
Consolidated under Japanese GAAP [member] | Reportable segments [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Revenues	61,271	61,810	53,563
Consolidated under Japanese GAAP [member] | Reportable segments [member] | Electronic components [member]
Disclosure of operating segments [line items]
Revenues	484,270	527,893	447,696
Segment profit	29,607	52,930	32,803
Depreciation and amortization	33,995	26,308	24,139
Capital expenditures	33,210	61,236	37,063
Segment assets	473,867	413,899
Segment liabilities	198,581	180,260
Consolidated under Japanese GAAP [member] | Reportable segments [member] | Electronic components [member] | External [member]
Disclosure of operating segments [line items]
Revenues	468,606	514,032	437,677
Consolidated under Japanese GAAP [member] | Reportable segments [member] | Electronic components [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Revenues	15,664	13,861	10,019
Consolidated under Japanese GAAP [member] | Reportable segments [member] | Automotive infotainment [member]
Disclosure of operating segments [line items]
Revenues	311,171	275,282	247,752
Segment profit	13,922	13,735	5,624
Depreciation and amortization	7,412	7,035	6,418
Capital expenditures	13,597	8,611	7,979
Segment assets	218,144	218,903
Segment liabilities	79,632	63,217
Consolidated under Japanese GAAP [member] | Reportable segments [member] | Automotive infotainment [member] | External [member]
Disclosure of operating segments [line items]
Revenues	303,594	267,639	242,307
Consolidated under Japanese GAAP [member] | Reportable segments [member] | Automotive infotainment [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Revenues	7,577	7,643	5,445
Consolidated under Japanese GAAP [member] | Reportable segments [member] | Logistics [member]
Disclosure of operating segments [line items]
Revenues	104,918	104,972	99,250
Segment profit	4,722	4,933	5,084
Depreciation and amortization	2,288	2,184	2,128
Capital expenditures	5,533	5,584	2,072
Segment assets	75,604	76,344
Segment liabilities	25,082	27,015
Consolidated under Japanese GAAP [member] | Reportable segments [member] | Logistics [member] | External [member]
Disclosure of operating segments [line items]
Revenues	66,888	64,666	61,151
Consolidated under Japanese GAAP [member] | Reportable segments [member] | Logistics [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Revenues	38,030	40,306	38,099
Consolidated under Japanese GAAP [member] | Others [member]
Disclosure of operating segments [line items]
Revenues	27,239	26,156	25,382
Segment profit	1,430	1,701	885
Depreciation and amortization	456	453	381
Capital expenditures	563	663	493
Segment assets	44,058	38,689
Segment liabilities	37,819	32,024
Consolidated under Japanese GAAP [member] | Others [member] | External [member]
Disclosure of operating segments [line items]
Revenues	12,245	11,981	12,128
Consolidated under Japanese GAAP [member] | Others [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Revenues	¥ 14,994	¥ 14,175	¥ 13,254